Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated February 11, 2010

to the Prospectus for Class A and C Shares of Allianz Multi-Strategy Funds

Dated April 1, 2009

Disclosure Relating to the Allianz NACM Global Equity 130/30 Fund

Liquidation of the Fund

Effective on or about March 30, 2010 (the “Liquidation Date”), the Allianz NACM Global Equity 130/30 Fund (the “Fund”) will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for.

Effective as of the close of business on March 23, 2010, Class A and Class C shares of the Fund will not be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders, and shareholders of other series of Allianz Funds Multi-Strategy Trust (the “Trust”), of Allianz Funds, and of PIMCO Funds will no longer be permitted to exchange any of their shares for shares of the Fund as described in the Prospectus under “How to Buy and Sell Shares – Exchanging Shares.”

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “How to Buy and Sell Shares – Selling Shares” in the Prospectus. Before the close of business on March 23, 2010, shareholders may also exchange their shares of the Fund for shares of the same class of any other series of the Trust of Allianz Funds or of PIMCO Funds that offers that class, as described under “How to Buy and Sell Shares – Exchanging Shares” in the Prospectus. Such exchanges will be taxable transactions.

The redemption on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Any gain or loss will be a capital gain or loss for shareholders who hold their shares as capital assets. Capital gains or losses will be short- or long-term depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.

The Board of Trustees and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated February 11, 2010

to the Prospectus for Class D Shares of Allianz Multi-Strategy Funds

Dated April 1, 2009

Disclosure Relating to the Allianz NACM Global Equity 130/30 Fund

Liquidation of the Fund

Effective on or about March 30, 2010 (the “Liquidation Date”), the Allianz NACM Global Equity 130/30 Fund (the “Fund”) will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for.

Effective as of the close of business on March 23, 2010, Class D shares of the Fund will not be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders, and shareholders of other series of Allianz Funds Multi-Strategy Trust (the “Trust”), of Allianz Funds, and of PIMCO Funds will no longer be permitted to exchange any of their shares for shares of the Fund as described in the Prospectus under “How to Buy and Sell Shares – Exchanging Shares.”

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “How to Buy and Sell Shares – Selling Shares” in the Prospectus. Before the close of business on March 23, 2010, shareholders may also exchange their shares of the Fund for shares of the same class of any other series of the Trust of Allianz Funds or of PIMCO Funds that offers that class, as described under “How to Buy and Sell Shares – Exchanging Shares” in the Prospectus. Such exchanges will be taxable transactions.

The redemption on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Any gain or loss will be a capital gain or loss for shareholders who hold their shares as capital assets. Capital gains or losses will be short- or long-term depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.

The Board of Trustees and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated February 11, 2010

to the Prospectus for the Institutional Class Shares of Allianz Multi-Strategy Funds

Dated April 1, 2009

Disclosure Relating to the Allianz NACM Global Equity 130/30 Fund

Liquidation of the Fund

Effective on or about March 30, 2010 (the “Liquidation Date”), the Allianz NACM Global Equity 130/30 Fund (the “Fund”) will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for.

Effective as of the close of business on March 23, 2010, Institutional Class shares of the Fund will not be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders, and shareholders of other series of Allianz Funds Multi-Strategy Trust (the “Trust”), of Allianz Funds, and of PIMCO Funds will no longer be permitted to exchange any of their shares for shares of the Fund as described in the Prospectus under “Purchases, Redemptions and Exchanges—Exchange Privilege.”

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “How to Buy and Sell Shares – Selling Shares” in the Prospectus. Before the close of business on March 23, 2010, shareholders may also exchange their shares of the Fund for shares of the same class of any other series of the Trust of Allianz Funds or of PIMCO Funds that offers that class, as described under “Purchases, Redemptions and Exchanges—Exchange Privilege” in the Prospectus. Such exchanges will be taxable transactions.

The redemption on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Any gain or loss will be a capital gain or loss for shareholders who hold their shares as capital assets. Capital gains or losses will be short- or long-term depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.

The Board of Trustees and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated February 11, 2010

to the Prospectus for Class P Shares of Allianz Multi-Strategy Funds

Dated April 1, 2009

Disclosure Relating to the Allianz NACM Global Equity 130/30 Fund

Liquidation of the Fund

Effective on or about March 30, 2010 (the “Liquidation Date”), the Allianz NACM Global Equity 130/30 Fund (the “Fund”) will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for.

Effective as of the close of business on March 23, 2010, Class P shares of the Fund will not be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders, and shareholders of other series of Allianz Multi-Strategy Trust (the “Trust”), of Allianz Funds, and of PIMCO Funds will no longer be permitted to exchange any of their shares for shares of the Fund as described in the Prospectus under “Purchases, Redemptions and Exchanges—Exchange Privilege.”

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “How to Buy and Sell Shares – Selling Shares” in the Prospectus. Before the close of business on March 23, 2010, shareholders may also exchange their shares of the Fund for shares of the same class of any other series of the Trust of Allianz Funds or of PIMCO Funds that offers that class, as described under “Purchases, Redemptions and Exchanges—Exchange Privilege” in the Prospectus. Such exchanges will be taxable transactions.

The redemption on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Any gain or loss will be a capital gain or loss for shareholders who hold their shares as capital assets. Capital gains or losses will be short- or long-term depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.

The Board of Trustees and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.